First Trust Bloomberg Shareholder Yield ETF Investment Strategy - First Trust Bloomberg Shareholder Yield ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the securities in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is determined, composed and calculated by Bloomberg Index Services Limited (the “Index Provider”). The Index Provider reserves the right to exercise reasonable discretion if the Index Provider deems such discretion as necessary or appropriate to maintain the quality and/or character of the Index. According to the Index Provider, the Index is constructed to track the performance of U.S. large- and mid-cap companies that have a track record of returning value to shareholders in the form of dividends, buybacks, as well as debt reduction, and in a manner that is within their capacity, which is defined in further detail below. The Index’s selection universe is composed of all securities comprising the Bloomberg US Large & Mid Cap Index. The Index Provider classifies a company as belonging to a certain country through a holistic quantitative analysis that considers the company's country of incorporation, the location of the company’s management, the location of the company’s primary listing exchange, the company's country of domicile, the country from which the company derives the most revenue and the company’s reporting currency, among other factors. From this universe, the Index then further excludes real estate investment trusts and those securities that do not meet the size and liquidity standards of the Index. One security per issuer is permitted. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Remaining securities are then screened based upon “Free Cash Flow” (the money that is left over after a company pays its operating expenses and capital expenditures), “Total Returned Capital” (defined as dividends paid + (net buybacks - stock based compensation) + debt repayment) and Capacity (the ratio of Total Returned Capital to Free Cash Flow). To be eligible for inclusion in the Index, a security must have, over each of the trailing five years, (i) positive Free Cash Flow; (ii) positive Total Returned Capital; and (iii) a Capacity of 150% or less. Lastly, a security must have a Shareholder Yield (defined as the ratio of its Total Returned Capital to its market capitalization) of greater than 0.5% and less than or equal to 15% to be included in the Index. From the remaining eligible securities, the top 50 companies by Total Returned Capital are selected for inclusion in the Index and are assigned an Index weight based upon their level of Shareholder Yield, with those securities with higher Shareholder Yield assigned greater weight. However, no security’s weight shall exceed 5% and no sector’s weight shall exceed 30%, where a "sector" refers to the Bloomberg Industry Classification Standard (BICS) level 1 sectors. Any excess weight from capping is distributed proportionally to all the remaining uncapped securities until all the above conditions are satisfied. While tracking stocks (an equity security issued by a company that tracks the performance of a particular segment or division) are eligible for inclusion in the Index, the Fund expects that substantially all of its investments will be in common stocks.The Index is reconstituted and rebalanced quarterly, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of securities with a market capitalization range of $17.49 billion to $4.25 trillion. As of June 30, 2026, the Fund had significant investments in financial companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in a given jurisdiction, investment sector or industry that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of securities with a market capitalization range of $17.49 billion to $4.25 trillion. As of June 30, 2026, the Fund had significant investments in financial companies, although this may change from time to time.